Summary of Significant Accounting Policies Discussion	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies Discussion
Summary of Significant Accounting Policies
Basis of Presentation
The consolidated financial statements include the accounts of Peabody Energy Corporation (the Company) and its affiliates. Interests in subsidiaries controlled by the Company are consolidated with any outside shareholder interests reflected as noncontrolling interests, except when the Company has an undivided interest in an unincorporated joint venture. In those cases, the Company includes its proportionate share in the assets, liabilities, revenues and expenses of the jointly controlled entities within each applicable line item of the consolidated financial statements.  All intercompany transactions, profits and balances have been eliminated in consolidation. Certain amounts from prior years have been reclassified to conform with the 2014 presentation.
Pursuant to the authorization provided at a special meeting of the Company's stockholders held on September 16, 2015, the Company completed a 1-for-15 reverse stock split of the shares of the Company’s common stock on September 30, 2015 (the Reverse Stock Split). As a result of the Reverse Stock Split, every 15 shares of issued and outstanding common stock were combined into one issued and outstanding share of Common Stock, without any change in the par value per share. No fractional shares were issued as a result of the Reverse Stock Split and any fractional shares that would otherwise have resulted from the Reverse Stock Split were paid in cash. The Reverse Stock Split reduced the number of shares of common stock outstanding at December 31, 2014 from approximately 272 million shares to approximately 18 million shares. The number of authorized shares of common stock was also decreased from 800 million shares to 53.3 million shares. The Company's common stock began trading on a reverse stock split-adjusted basis on the New York Stock Exchange on October 1, 2015. All share and per share data included in this report has been retroactively restated to reflect the Reverse Stock Split. Since the par value of the common stock remained at $0.01 per share, the value for "Common stock" recorded to the Company's condensed consolidated balance sheets has been retroactively reduced to reflect the par value of restated outstanding shares, with a corresponding increase to "Additional paid-in capital."
Description of Business
The Company is engaged in the mining of thermal coal for sale primarily to electric utilities and metallurgical coal for sale to industrial customers. The Company’s mining operations are located in the United States (U.S.) and Australia, including an equity-affiliate mining operation in Australia. The Company also markets and brokers coal from other coal producers, both as principal and agent, and trades coal and freight-related contracts through trading and business offices in Australia, China, Germany, India, Indonesia, the United Kingdom and the U.S. (listed alphabetically). The Company’s other energy-related commercial activities include participating in operations of a mine-mouth coal-fueled generating plant, managing its coal reserve and real estate holdings, evaluating Btu Conversion projects and supporting the development of clean coal technologies.
Newly Adopted Accounting Standards
Presentation of Unrecognized Tax Benefits. In July 2013, the Financial Accounting Standards Board (FASB) issued accounting guidance requiring entities to present unrecognized tax benefits as a reduction to any related deferred tax assets for net operating losses, similar tax losses or tax credit carryforwards if such settlement is required or expected in the event an uncertain tax position is disallowed. Previously effective U.S. GAAP did not provide explicit guidance on the topic. The new presentation guidance became effective for interim and annual periods beginning after December 15, 2013 (January 1, 2014 for the Company). The adoption of the guidance beginning January 1, 2014 had no material effect on the Company's results of operations, financial condition, cash flows or financial statement presentation.
Accounting Standards Not Yet Implemented
Going Concern. In August 2014, the FASB issued disclosure guidance that requires management to evaluate, at each annual and interim reporting period, whether substantial doubt exists about an entity's ability to continue as a going concern and, if applicable, to provide related disclosures. As outlined by that guidance, substantial doubt about an entity's ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that an entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued (or are available to be issued). The new guidance will be effective for annual reporting periods ending after December 15, 2016 (the year ending December 31, 2016 for the Company) and interim periods thereafter, with early adoption permitted.
Revenue Recognition. In May 2014, the FASB issued a comprehensive revenue recognition standard that will supersede nearly all existing revenue recognition guidance under U.S. GAAP. The new standard provides a single principles-based, five-step model to be applied to all contracts with customers, which steps are to (1) identify the contract(s) with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when each performance obligation is satisfied. More specifically, revenue will be recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services. The standard also requires entities to disclose sufficient qualitative and quantitative information to enable financial statement users to understand the nature, amount, timing and uncertainty of revenues and cash flows arising from contracts with customers. The new guidance will be effective for interim and annual periods beginning after December 15, 2016 (January 1, 2017 for the Company) and the standard allows for either a full retrospective adoption or a modified retrospective adoption. The Company is in the process of evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition, cash flows and financial statement presentation.
Discontinued Operations. In April 2014, the FASB issued accounting guidance that raised the threshold for disposals to qualify as discontinued operations to a disposal of a component or group of components that is disposed of or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. Such a strategic shift may include the disposal of (1) a major geographical area of operations, (2) a major line of business, (3) a major equity method investment or (4) other major parts of an entity. Provided that the major strategic shift criterion is met, the new guidance does allow entities to have significant continuing involvement and continuing cash flows with the discontinued operation, unlike current U.S. GAAP. The new standard also requires additional disclosures for discontinued operations and new disclosures for individually material disposal transactions that do not meet the definition of a discontinued operation. The new guidance will apply prospectively to disposals that occur in interim and annual periods beginning on or after December 31, 2014 (January 1, 2015 for the Company). The impact to the Company's financial statements will depend on any disposal activity that occurs subsequent to adoption in 2015.
Sales
The Company’s revenue from coal sales is realized and earned when risk of loss passes to the customer. Under the typical terms of the Company’s coal supply agreements, title and risk of loss transfer to the customer at the mine or port, where coal is loaded to the transportation source(s) that serves each of the Company’s mines. The Company incurs certain “add-on” taxes and fees on coal sales. Reported coal sales include taxes and fees charged by various federal and state governmental bodies and the freight charged on destination customer contracts.
Other Revenues
"Other revenues" include net revenues from coal trading activities as discussed in Note 7. "Coal Trading," as well as coal sales revenues that were derived from the Company’s mining operations and sold through the Company’s coal trading business. Also included are revenues from contract termination or restructuring payments, royalties related to coal lease agreements, sales agency commissions, farm income, property and facility rentals and generation development activities. Royalty income generally results from the lease or sublease of mineral rights to third parties, with payments based upon a percentage of the selling price or an amount per ton of coal produced.
Discontinued Operations and Assets Held for Sale
The Company classifies items within discontinued operations in the consolidated financial statements when the operations and cash flows of a particular component of the Company have been (or will be) eliminated from the ongoing operations of the Company as a result of a disposal (by sale or otherwise) and the Company will no longer have any significant continuing involvement in the operation of that component. Refer to Note 3. "Discontinued Operations" for additional details related to discontinued operations.
Cash and Cash Equivalents
Cash and cash equivalents are stated at cost, which approximates fair value. Cash equivalents consist of highly liquid investments with original maturities of three months or less.
Inventories
Coal is reported as inventory at the point in time the coal is extracted from the mine. Raw coal represents coal stockpiles that may be sold in current condition or may be further processed prior to shipment to a customer. Saleable coal represents coal stockpiles which require no further processing prior to shipment to a customer.
Coal inventory is valued at the lower of average cost or market. Coal inventory costs include labor, supplies, equipment (including depreciation thereto) and operating overhead and other related costs incurred at or on behalf of the mining location. Market represents the estimated net realizable value of the inventory, which considers the projected future sales price of the particular coal product, less applicable selling costs, and, in the case of raw coal, estimated remaining processing costs. The valuation of coal inventory is subject to several additional estimates, including those related to ground and aerial surveys used to measure quantities and processing recovery rates.
Materials and supplies inventory is valued at the lower of average cost or market, less a reserve for obsolete or surplus items. This reserve incorporates several factors, such as anticipated usage, inventory turnover and inventory levels.
Investments in Marketable Securities
The Company’s short-term investments in marketable securities, which are included in "Other current assets" in the consolidated balance sheets, are defined as those investments with original maturities upon purchase of greater than three months and up to one year. Long-term investments, which are included in "Investments and other assets" in the consolidated balance sheets, are defined as those investments with original maturities upon purchase of greater than one year.
The Company classifies its investments in debt securities as either held-to-maturity or available-for-sale at the time of purchase and reevaluates such designation periodically. Such investments are classified as held-to-maturity when the Company has the intent and ability to hold the securities to maturity. Investments in debt securities not classified as held-to-maturity and investments in marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of income taxes, generally reported in “Accumulated other comprehensive loss” in the consolidated balance sheets. Realized gains and losses, determined on a specific identification method, are included in “Interest income” in the consolidated statements of operations.
At each reporting date, the Company performs separate evaluations of its marketable securities to determine if any unrealized losses present are other-than-temporary. Such evaluations involve the consideration of several factors, including, but not limited to, the length of time the market value has been less than cost, the financial condition and near-term prospects of the issuer of the securities and whether the Company has the positive intent and ability to hold the securities until recovery. Refer to Note 2. "Asset Impairment and Mine Closure Costs" and Note 5. "Investments" for details regarding other-than-temporary impairment losses of $4.7 million, $21.5 million and $35.5 million recognized during the years ended December 31, 2014, 2013 and 2012, respectively, related to the Company's marketable equity securities holdings.
Property, Plant, Equipment and Mine Development
Property, plant, equipment and mine development are recorded at cost. Interest costs applicable to major asset additions are capitalized during the construction period. Capitalized interest in 2014, 2013 and 2012 was immaterial. Expenditures which extend the useful lives of existing plant and equipment assets are capitalized. Maintenance and repairs are charged to operating costs as incurred. Costs incurred to develop coal mines or to expand the capacity of operating mines are capitalized. Costs incurred to maintain current production capacity at a mine are charged to operating costs as incurred. Costs to acquire computer hardware and the development and/or purchase of software for internal use are capitalized and depreciated over the estimated useful lives.
Coal reserves are recorded at cost, or at fair value in the case of nonmonetary exchanges, of reserves or business acquisitions.
Depletion of coal reserves and amortization of advance royalties is computed using the units-of-production method utilizing only proven and probable reserves (as adjusted for recoverability factors) in the depletion base. Mine development costs are principally amortized over the estimated lives of the mines using the straight-line method. Depreciation of plant and equipment is computed using the straight-line method over the shorter of the asset's estimated useful life or the life of the mine. The estimated useful lives by category of assets are as follows:

Years
Building and improvements	1 to 37
Machinery and equipment	1 to 37
Leasehold improvements	Shorter of Useful Life or Remaining Life of Lease
Equity and Cost Method Investments
The Company accounts for its investments in less than majority owned corporate joint ventures under either the equity or cost method. The Company applies the equity method to investments in joint ventures when it has the ability to exercise significant influence over the operating and financial policies of the joint venture. Investments accounted for under the equity method are initially recorded at cost and any difference between the cost of the Company’s investment and the underlying equity in the net assets of the joint venture at the investment date is amortized over the lives of the related assets that gave rise to the difference. The Company’s pro-rata share of the operating results of joint ventures and basis difference amortization is reported in the consolidated statements of operations in “Loss from equity affiliates.” Similarly, the Company's pro-rata share of the cumulative foreign currency translation adjustment of its equity method investments whose functional currency is not the U.S. dollar is reported in the consolidated balance sheet as a component of "Accumulated other comprehensive loss," with periodic changes thereto reflected in the consolidated statements of comprehensive income.
The Company monitors its equity and cost method investments for indicators that a decrease in investment value has occurred that is other than temporary. Examples of such indicators include a sustained history of operating losses and adverse changes in earnings and cash flow outlook. In the absence of quoted market prices for an investment, discounted cash flow projections are used to assess fair value, the underlying assumptions to which are generally considered unobservable Level 3 inputs under the fair value hierarchy. If the fair value of an investment is determined to be below its carrying value and that loss in fair value is deemed other than temporary, an impairment loss is recognized. No such impairment losses were recorded during the year ended December 31, 2014. Refer to Note 2. "Asset Impairment and Mine Closure Costs" and Note 5. "Investments" for details regarding other-than-temporary impairment losses of $43.2 million and $39.4 million recorded during the years ended December 31, 2013 and 2012, respectively, related to certain of the Company's equity and cost method investments.
Asset Retirement Obligations
The Company’s asset retirement obligation (ARO) liabilities primarily consist of spending estimates for surface land reclamation and support facilities at both surface and underground mines in accordance with applicable reclamation laws in the U.S. and Australia as defined by each mining permit.
The Company estimates its ARO liabilities for final reclamation and mine closure based upon detailed engineering calculations of the amount and timing of the future cash spending for a third party to perform the required work. Spending estimates are escalated for inflation and then discounted at the credit-adjusted, risk-free rate. The Company records an ARO asset associated with the discounted liability for final reclamation and mine closure. The obligation and corresponding asset are recognized in the period in which the liability is incurred. The ARO asset is amortized on the units-of-production method over its expected life and the ARO liability is accreted to the projected spending date. As changes in estimates occur (such as mine plan revisions, changes in estimated costs or changes in timing of the performance of reclamation activities), the revisions to the obligation and asset are recognized at the appropriate credit-adjusted, risk-free rate. The Company also recognizes an obligation for contemporaneous reclamation liabilities incurred as a result of surface mining. Contemporaneous reclamation consists primarily of grading, topsoil replacement and re-vegetation of backfilled pit areas.
Contingent Liabilities
From time to time, the Company is subject to legal and environmental matters related to our continuing and discontinued operations and certain historical, non-coal producing operations. In connection with such matters, the Company is required to assess the likelihood of any adverse judgments or outcomes, as well as potential ranges of probable losses.
A determination of the amount of reserves required for these matters is made after considerable analysis of each individual issue. The Company accrues for legal and environmental matters within "Operating costs and expenses" when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company provides disclosure surrounding loss contingencies when it believes that it is at least reasonably possible that a material loss may be incurred or an exposure to loss in excess of amounts already accrued may exist. Adjustments to contingent liabilities are made when additional information becomes available that affects the amount of estimated loss, which information may include changes in facts and circumstances, changes in interpretations of law in the relevant courts, the results of new or updated environmental remediation cost studies and the ongoing consideration of trends in environmental remediation costs.
Accrued contingent liabilities exclude claims against third parties and are not discounted. The current portion of these accruals is included in “Accounts payables and accrued expenses” and the long-term portion is included in “Other noncurrent liabilities” in the consolidated balance sheets. In general, legal fees related to environmental remediation and litigation are charged to expense. The Company includes the interest component of any litigation-related penalties within "Interest expense" in the consolidated statements of operations.
Income Taxes
Income taxes are accounted for using a balance sheet approach. The Company accounts for deferred income taxes by applying statutory tax rates in effect at the reporting date of the balance sheet to differences between the book and tax basis of assets and liabilities. A valuation allowance is established if it is “more likely than not” that the related tax benefits will not be realized. Significant weight is given to evidence that can be objectively verified including history of tax attribute expiration and cumulative income or loss.  In determining the appropriate valuation allowance, the Company considers the projected realization of tax benefits based on expected levels of future taxable income, available tax planning strategies, reversals of existing taxable temporary differences and taxable income in carryback years.
The Company recognizes the tax benefit from uncertain tax positions only if it is “more likely than not” the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. To the extent the Company’s assessment of such tax positions changes, the change in estimate will be recorded in the period in which the determination is made. Tax-related interest and penalties are classified as a component of income tax expense.
Postretirement Health Care and Life Insurance Benefits
The Company accounts for postretirement benefits other than pensions by accruing the costs of benefits to be provided over the employees’ period of active service. These costs are determined on an actuarial basis. The Company’s consolidated balance sheets reflect the accumulated postretirement benefit obligations of its postretirement benefit plans. The Company accounts for changes in its postretirement benefit obligations as a settlement when an irrevocable action has been effected that relieves the Company of its actuarially-determined liability to individual plan participants and removes substantial risk surrounding the nature, amount and timing of the obligation’s funding and the assets used to effect the settlement. See Note 15. "Postretirement Health Care and Life Insurance Benefits" for information related to postretirement benefits.
Pension Plans
The Company sponsors non-contributory defined benefit pension plans accounted for by accruing the cost to provide the benefits over the employees’ period of active service. These costs are determined on an actuarial basis. The Company’s consolidated balance sheets reflect the funded status of the defined benefit pension plans. See Note 16. "Pension and Savings Plans" for information related to pension plans.
Restructuring Activities
From time to time, the Company initiates restructuring activities in connection with its repositioning efforts to appropriately align its cost structure or optimize its coal production relative to prevailing global coal industry conditions. Costs associated with restructuring actions can include early mine closures, voluntary and involuntary workforce reductions, office closures and other related activities. Costs associated with restructuring activities are recognized in the period incurred.
Included as a component of "Restructuring and pension settlement charges" in the the Company's consolidated statements of operations for the years ended December 31, 2014 and 2013 were aggregate restructuring charges of $15.7 million and $11.9 million, respectively, primarily associated with voluntary and involuntary workforce reductions. The majority of the cash expenditures associated with the charges recognized in 2014 are expected to be paid in the first quarter of 2015.
In 2013, the Company ceased production and commenced with the early closure of the Wilkie Creek Mine in the Surat Basin in Queensland, Australia. In 2012, we initiated two early mine closures in the U.S.: the Air Quality Mine in Indiana and Willow Lake Mine in Illinois. See Note 2. "Asset Impairment and Mine Closure Costs" and Note 3. "Discontinued Operations" for information related to those early mine closures. No mines were closed in advance of the anticipated exhaustion of reserves in 2014.
Derivatives
The Company recognizes at fair value all contracts meeting the definition of a derivative as assets or liabilities in the consolidated balance sheets, with the exception of certain coal trading contracts for which the Company has elected to apply a normal purchases and normal sales exception.
With respect to derivatives used in hedging activities, the Company assesses, both at inception and at least quarterly thereafter, whether such derivatives are highly effective at offsetting the changes in the anticipated exposure of the hedged item. The effective portion of the change in the fair value of derivatives designated as a cash flow hedge is recorded in “Accumulated other comprehensive loss” until the hedged transaction impacts reported earnings, at which time any gain or loss is reclassified to earnings. To the extent that periodic changes in the fair value of derivatives deemed highly effective exceeds such changes in the hedged item, the ineffective portion of the periodic non-cash changes are recorded in earnings in the period of the change. If the hedge ceases to qualify for hedge accounting, the Company prospectively recognizes changes in the fair value of the instrument in earnings in the period of the change. The potential for hedge ineffectiveness is present in the design of certain of the Company’s cash flow hedge relationships and is discussed in detail in Note 6. "Derivatives and Fair Value Measurements" and Note 7. "Coal Trading." Gains or losses from derivative financial instruments designated as fair value hedges are recognized immediately in earnings, along with the offsetting gain or loss related to the underlying hedged item.
The Company’s asset and liability derivative positions are offset on a counterparty-by-counterparty basis if the contractual agreement provides for the net settlement of contracts with the counterparty in the event of default or termination of any one contract.
Non-derivative contracts and derivative contracts for which the Company has elected to apply the normal purchases and normal sales exception are accounted for on an accrual basis.
Business Combinations
The Company accounts for business combinations using the purchase method of accounting. The purchase method requires the Company to determine the fair value of all acquired assets, including identifiable intangible assets and all assumed liabilities. The total cost of acquisitions is allocated to the underlying identifiable net assets, based on their respective estimated fair values. Determining the fair value of assets acquired and liabilities assumed requires management's judgment and the utilization of independent valuation experts, and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates and asset lives, among other items.
Impairment of Long-Lived Assets
The Company evaluates its long-lived assets held and used in operations for impairment as events and changes in circumstances indicate that the carrying amount of such assets might not be recoverable. Factors that would indicate potential impairment to be present include, but are not limited to, a sustained history of operating or cash flow losses, an unfavorable change in earnings and cash flow outlook, prolonged adverse industry or economic trends and a significant adverse change in the extent or manner in which a long-lived asset is being used or in its physical condition. The Company generally does not view short-term declines in thermal and metallurgical coal prices in the markets in which it sells those products as a triggering event for conducting impairment tests because such markets have a history of price volatility. However, the Company generally does view a sustained trend of depressed coal market pricing (for example, over periods exceeding one year) as an indicator of potential impairment.
Assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. For its active mining operations, the Company generally groups such assets at the mine level, or the mining complex level for mines that share infrastructure, with the exception of impairment evaluations triggered by mine closures. In those cases involving mine closures, the related assets are evaluated at the individual asset level for remaining economic life based on transferability to ongoing operating sites and for use in reclamation-related activities, or for expected salvage. For its development and exploration properties and portfolio of surface land and coal reserve holdings, the Company considers several factors to determine whether to evaluate those assets individually or on a grouped basis for purposes of impairment testing. Such factors include geographic proximity to one another, the expectation of shared infrastructure upon development based on future mining plans and whether it would be most advantageous to bundle such assets in the event of sale to a third party.
When indicators of impairment are present, the Company evaluates its long-lived assets for recoverability by comparing the estimated undiscounted cash flows expected to be generated by those assets under various assumptions to their carrying amounts. If such undiscounted cash flows indicate that the carrying value of the asset group is not recoverable, impairment losses are measured by comparing the estimated fair value of the asset group to its carrying amount. As quoted market prices are unavailable for the Company's individual mining operations, fair value is determined through the use of an expected present value technique based on the income approach, except for non-strategic coal reserves, surface lands and undeveloped coal properties excluded from the Company's long-range mine planning. In those cases, a market approach is utilized based on the most comparable market multiples available. The estimated future cash flows and underlying assumptions used to assess recoverability and, if necessary, measure the fair value of the Company's long-lived mining assets are derived from those developed in connection with the Company's planning and budgeting process. The Company believes its assumptions to be consistent with those a market participant would use for valuation purposes. The most critical assumptions underlying the Company's projections and fair value estimates include those surrounding future tons sold, coal prices for unpriced coal, production costs (including costs for labor, commodity supplies and contractors), transportation costs, foreign currency exchange rates and a risk-adjusted, after-tax cost of capital (all of which generally constitute unobservable Level 3 inputs under the fair value hierarchy), in addition to market multiples for non-strategic coal reserves, surface lands and undeveloped coal properties excluded from the Company's long-range mine planning (which generally constitute Level 2 inputs under the fair value hierarchy).
Refer to Note 2. "Asset Impairment and Mine Closure Costs" for details regarding impairment charges related to long-lived assets of $149.7 million, $463.6 million and $833.6 million recognized during the years ended December 31, 2014, 2013 and 2012, respectively.
Fair Value
For assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements, the Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Foreign Currency
Functional currency is determined by the primary economic environment in which an entity operates, which for the Company's foreign operations is generally the U.S. dollar because sales prices in international coal markets and the Company's sources of financing those operations is denominated in that currency. Accordingly, substantially all of the Company’s consolidated foreign subsidiaries utilize the U.S. dollar as their functional currency. Monetary assets and liabilities are remeasured at year-end exchange rates while non-monetary items are remeasured at historical rates. Income and expense accounts are remeasured at the average rates in effect during the year, except for those expenses related to balance sheet amounts that are remeasured at historical exchange rates. Gains and losses from foreign currency remeasurement related to tax balances are included as a component of "Income tax (benefit) provision," while all other remeasurement gains and losses are included in "Operating costs and expenses." The total impact of foreign currency remeasurement on the consolidated statements of operations was a net loss of $1.3 million for the year ended December 31, 2014 and a net gain of $34.1 million and $4.8 million for the years ended December 31, 2013 and 2012, respectively.
The Company owns a 50% equity interest Middlemount Coal Pty Ltd. (Middlemount), which owns the Middlemount Mine in Queensland, Australia. Middlemount utilizes the Australian dollar as its functional currency. Accordingly, the assets and liabilities of that equity investee are translated to U.S. dollars at the year-end exchange rate and income and expense accounts are translated at the average rate in effect during the year. The Company's pro-rata share of the translation gains and losses of the equity investee are recorded as a component of "Accumulated other comprehensive loss." Australian dollar denominated shareholder loans to the Middlemount Mine, which are long term in nature, are considered part of the Company's net investment in that operation. Accordingly, foreign currency gains or losses on those loans are recorded as a component of foreign currency translation adjustment. The Company recorded foreign currency translation losses of $41.0 million and $92.7 million for the years ended December 31, 2014 and 2013, respectively, and a translation gain of $19.1 million for the year ended December 31, 2012.
Share-Based Compensation
The Company accounts for share-based compensation at the grant date fair value of awards and recognizes the related expense over the service period of the awards. See Note 18. "Share-Based Compensation" for information related to share-based compensation.
Exploration and Drilling Costs
Exploration expenditures are charged to operating costs as incurred, including costs related to drilling and study costs incurred to convert or upgrade mineral resources to reserves.
Advance Stripping Costs
Pre-production. At existing surface operations, additional pits may be added to increase production capacity in order to meet customer requirements. These expansions may require significant capital to purchase additional equipment, expand the workforce, build or improve existing haul roads and create the initial pre-production box cut to remove overburden (that is, advance stripping costs) for new pits at existing operations. If these pits operate in a separate and distinct area of the mine, the costs associated with initially uncovering coal (that is, advance stripping costs incurred for the initial box cuts) for production are capitalized and amortized over the life of the developed pit consistent with coal industry practices.
Post-production.  Advance stripping costs related to post-production are expensed as incurred. Where new pits are routinely developed as part of a contiguous mining sequence, the Company expenses such costs as incurred. The development of a contiguous pit typically reflects the planned progression of an existing pit, thus maintaining production levels from the same mining area utilizing the same employee group and equipment.
Use of Estimates in the Preparation of the Consolidated Financial Statements
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.